As filed with the Securities and Exchange Commission on November 17, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Country Growth Fund
Schedule of Investments
September 30, 2008
(Unaudited)
		Shares	Value
COMMON STOCKS - 98.09%
Consumer Discretionary - 9.73%
Comcast Corporation		98,300	$1,929,629
Gentex Corporation		211,100	3,018,730
H&R Block, Inc.		97,100	2,209,025
Harley-Davidson, Inc.		30,000	1,119,000
The Home Depot, Inc.		95,200	2,464,728
Kohl's Corporation (a)		46,500	2,142,720
Limited Brands		172,000	2,979,040
Target Corporation		57,000	2,795,850
			18,658,722
Consumer Staples - 14.44%
Archer-Daniels-Midland Company		93,000	2,037,630
CVS Caremark Corporation		134,000	4,510,440
The Kroger Co.		90,000	2,473,200
McCormick & Company		64,700	2,487,715
Philip Morris International, Inc.		60,000	2,886,000
The Procter & Gamble Company		82,000	5,714,580
Sysco Corporation		74,000	2,281,420
Wal-Mart Stores, Inc.		88,500	5,300,265
			27,691,250
Energy - 12.66%
Apache Corporation		37,500	3,910,500
Chesapeake Energy Corp.		77,000	2,761,220
ChevronTexaco Corp.		35,000	2,886,800
ConocoPhillips		31,000	2,270,750
Exxon Mobil Corporation		69,500	5,397,370
Halliburton Company		110,000	3,562,900
Schlumberger Limited (b)		44,500	3,475,005
			24,264,545
Financials - 12.18%
ACE Limited (b)		74,000	4,005,620
AFLAC INCORPORATED		35,400	2,079,750
American Express Company		60,000	2,125,800
Bank of America Corporation		50,000	1,750,000
The Bank of New York Mellon Corporation		60,094	1,957,863
Citigroup Inc.		105,300	2,159,703
JPMorgan Chase & Co.		79,620	3,718,254
State Street Corp.		57,200	3,253,536
Wells Fargo & Company		61,300	2,300,589
			23,351,115
Health Care - 15.00%
Abbott Laboratories		52,900	3,045,982
Amgen Inc. (a)		32,700	1,938,129
Forest Laboratories, Inc. (a)		57,800	1,634,584
Genentech, Inc. (a)		31,900	2,828,892
Hologic, Inc. (a)		116,000	2,242,280
Johnson & Johnson		58,800	4,073,664
Medco Health Solutions, Inc. (a)		47,200	2,124,000
Medtronic, Inc.		83,600	4,188,360
Pfizer Inc.		135,000	2,489,400
Wellpoint Inc. (a)		89,700	4,195,269
			28,760,560
Industrials - 10.41%
3M Co.		61,200	4,180,572
Caterpillar Inc.		43,000	2,562,800
Emerson Electric Co.		44,000	1,794,760
FedEx Corp.		38,400	3,035,136
General Electric Company		195,000	4,972,500
Illinois Tool Works, Inc.		76,900	3,418,205
			19,963,973
Information Technology - 16.81%
Cisco Systems, Inc. (a)		112,000	2,526,720
EMC Corporation (a)		158,900	1,900,444
Intel Corporation		194,000	3,633,620
International Business Machines Corporation		24,400	2,853,824
Intuit Inc. (a)		115,900	3,663,599
Iron Mountain, Inc. (a)		149,000	3,637,090
Microsoft Corporation		142,100	3,792,649
Nokia Corp. - ADR		130,000	2,424,500
Oracle Corp. (a)		92,300	1,874,613
QUALCOMM Inc.		47,100	2,023,887
Western Union Company		158,000	3,897,860
			32,228,806
Materials - 1.86%
Alcoa Inc.		72,000	1,625,760
Newmont Mining Corporation		50,000	1,938,000
			3,563,760
Telecommunication Services - 2.98%
AT&T, Inc.		133,000	3,713,360
Verizon Communications Inc.		62,400	2,002,416
			5,715,776
Utilities - 2.02%
Dominion Resources Inc.		46,300	1,980,714
FPL Group, Inc.		37,600	1,891,280
			3,871,994
TOTAL COMMON STOCKS (Cost $157,142,420)			188,070,501

		Principal
		Amount
MORTGAGE BACKED SECURITIES - 0.16%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020		$66,487	63,754
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)		152,425	151,896
Government National Mortgage Association
9.500%, 06/15/2009		70	72
9.000%, 07/15/2016		2,526	2,761
6.500%, 07/15/2029		8,587	8,844
Mortgage IT Trust
4.250%, 02/25/2035 (d)		59,389	55,799
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $44,819) (c)		33,658	31,369
TOTAL MORTGAGE BACKED SECURITIES (Cost $322,260)			314,495

		Shares
SHORT TERM INVESTMENTS - 1.73%
Money Market Funds - 1.73%
Federated Prime Obligations Fund		141,071	141,071
Janus Money Market Fund		3,000,000	3,000,000
Phoenix Insight Money Market Fund		166,390	166,390
TOTAL SHORT TERM INVESTMENTS (Cost $3,307,461)			3,307,461
Total Investments (Cost $160,772,141) - 99.98% (e)(f)			191,692,457
Other Assets in Excess of Liabilities - 0.02%			40,454
TOTAL NET ASSETS - 100.00%			$191,732,911

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2008 these securities represented 0.02% of total net assets.
(d)	The coupon rate shown on variable rate securities represents the rates at September 30, 2008.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 160,772,141
Gross unrealized appreciation	45,934,611
Gross unrealized depreciation	(15,014,295)
Net unrealized appreciation	$ 30,920,316

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 191,377,962
Level 2 - Other significant observable inputs	314,495
Level 3 - Significant unobservable inputs	—
Total	$ 191,692,457

Country Bond Fund
Schedule of Investments
September 30, 2008
(Unaudited)
		Principal
		Amount	Value
ASSET BACKED SECURITIES - 4.75%
AEP Texas Central Transportation
5.170%, 01/01/2020		$1,000,000	$904,172
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009		70,573	70,593
5.210%, 03/17/2014		500,000	470,825
Caterpillar Financial Asset Trust
4.940%, 04/25/2014		500,000	485,263
CIT Equipment Collateral
5.050%, 04/20/2014		800,000	791,968
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017		200,000	175,031
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021		825,663	750,224
5.363%, 03/25/2030		400,000	365,562
4.931%, 05/25/2032 (b)		278,418	222,233
FedEx Corp.
6.720%, 01/15/2022		291,218	290,994
Green Tree Financial Corporation
6.870%, 01/15/2029		55,651	53,926
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013		500,000	486,834
John Deere Owner Trust
4.890%, 03/16/2015		400,000	386,119
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014		400,000	379,516
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032		733,160	643,945
Residential Asset Securities Corporation
5.600%, 06/25/2034 (b)		1,000,000	873,914
TOTAL ASSET BACKED SECURITIES (Cost $7,917,476)			7,351,119

CORPORATE BONDS - 24.35%
Abbott Laboratories
5.600%, 05/15/2011		400,000	413,411
Alabama Power Co.
5.500%, 10/15/2017		250,000	239,275
Alcoa, Inc.
5.550%, 02/01/2017		400,000	357,304
American Express Credit Company
5.875%, 05/02/2013		150,000	138,247
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007, Cost $643,374) (a)		650,000	620,380
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)		300,000	297,990
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (a)		500,000	499,520
American International Group, Inc.
5.850%, 01/16/2018		800,000	401,558
Anadarko Petroleum Corp.
5.950%, 09/15/2016		500,000	459,557
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (a)(d)		250,000	248,177
Apache Corp.
6.900%, 09/15/2018		600,000	600,878
Archer-Daniels-Midland Company
5.450%, 03/15/2018		400,000	369,874
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)		250,000	205,263
AT&T Inc.
5.625%, 06/15/2016		500,000	463,055
5.500%, 02/01/2018		500,000	445,260
Baltimore Gas and Electric Company
6.730%, 06/12/2012		650,000	648,391
Bank of America Corporation
5.300%, 03/15/2017		1,000,000	830,699
6.975%, 03/07/2037		250,000	225,942
BHP Billiton Finance
5.125%, 03/29/2012 (d)		500,000	493,093
Burlington Northern Santa Fe
5.750%, 03/15/2018		500,000	479,589
5.720%, 01/15/2024		430,897	413,162
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)		300,000	291,170
Caterpillar Financial Services Corp.
7.050%, 10/01/2018		250,000	249,633
Caterpillar Inc.
5.700%, 08/15/2016		500,000	492,365
Central Illinois Public Service Co.
7.610%, 06/01/2017		300,000	303,010
Cisco Systems Inc
5.250%, 02/22/2011		500,000	510,416
Citigroup, Inc.
5.250%, 02/27/2012		1,000,000	905,745
5.500%, 08/27/2012		250,000	224,509
Comcast Corporation
6.500%, 01/15/2017		750,000	704,890
Commonwealth Edison Co.
5.950%, 08/15/2016		400,000	377,764
CSX Corporation
6.420%, 06/15/2010		250,000	256,007
CSX Transportation, Inc.
6.500%, 04/15/2014		600,000	603,676
E. I. Du Pont De Nemours
5.250%, 12/15/2016		250,000	234,735
Ecolab, Inc.
4.875%, 02/15/2015		450,000	431,730
Florida Power Corporation
4.800%, 03/01/2013		300,000	295,821
General Electric Capital Corporation
5.000%, 06/27/2018 (b)		356,000	311,910
General Electric Company
5.000%, 02/01/2013		300,000	276,305
Georgia Power Company
5.700%, 06/01/2017		500,000	487,469
GlaxoSmithKline Cap Inc.
4.850%, 05/15/2013		500,000	490,863
Goldman Sachs Group, Inc.
6.250%, 09/01/2017		400,000	334,880
Halliburton Company
6.750%, 02/01/2027		100,000	98,747
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (a)		200,000	190,032
Home Depot, Inc.
5.250%, 12/16/2013		500,000	460,437
Honeywell International, Inc.
4.250%, 03/01/2013		400,000	388,548
HSBC Holdings
6.800%, 06/01/2038 (d)		500,000	423,391
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)		500,000	510,845
International Bank Reconstruction & Development
6.760%, 03/04/2020 (b)		500,000	400,000
International Business Machines Corp.
4.750%, 11/29/2012		500,000	500,531
JP Morgan Chase & Co.
5.375%, 10/01/2012		750,000	724,550
7.900%, 04/30/2018		200,000	168,376
Kellogg Co.
5.125%, 12/03/2012		500,000	498,575
Kimberly Clark Corp.
6.125%, 08/01/2017		500,000	500,792
Lowes Cos, Inc.
6.650%, 09/15/2037		500,000	479,579
Marshall & Ilsley Bank
2.900%, 08/18/2009		54,545	53,136
Merck & Co. Inc.
5.760%, 05/03/2037		200,000	214,452
Merrill Lynch Co. Inc.
6.050%, 08/15/2012		300,000	281,290
5.450%, 02/05/2013		500,000	450,411
Morgan Stanley
5.750%, 08/31/2012		200,000	141,047
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,285) (a)(d)		1,000,000	999,365
Oracle Corp.
6.500%, 04/15/2038		300,000	272,742
PepsiAmericas, Inc.
4.875%, 01/15/2015		500,000	477,792
Perforadora Centrale
5.240%, 12/15/2018 (d)		280,034	303,971
Province of Ontario
5.500%, 10/01/2008 (d)		400,000	399,994
Rio Tinto Financial
5.875%, 07/15/2013 (d)		450,000	441,140
Rowan Companies, Inc.
5.880%, 03/15/2012		494,000	522,672
Shell International Finance
5.625%, 06/27/2011 (d)		500,000	527,250
Simon Property Group LP
5.750%, 12/01/2015		300,000	283,523
Suncor Energy, Inc.
6.100%, 06/01/2018 (d)		500,000	456,438
Target Corporation
5.875%, 07/15/2016		750,000	737,461
Time Warner, Inc.
6.875%, 05/01/2012		500,000	495,748
Transocean, Inc.
5.250%, 03/15/2013 (d)		300,000	291,474
U.S. Central Credit Union
2.700%, 09/30/2009		90,909	88,170
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $228,942) (a)		230,021	237,666
Union Pacific Railroad Company
6.630%, 01/27/2022		350,741	354,423
5.866%, 07/02/2030		496,139	492,314
United Parcel Service, Inc.
4.500%, 01/15/2013		800,000	808,648
United Technologies Corp.
5.375%, 12/15/2017		600,000	579,974
Verizon Communications
5.500%, 02/15/2018		400,000	353,584
Vessel Management Services Inc.
4.960%, 11/15/2027		312,000	329,322
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)		500,000	485,745
Virginia Electric & Power Co.
4.500%, 12/15/2010		500,000	496,520
Wachovia Corp.
5.750%, 06/15/2017		500,000	375,234
Wal-Mart Stores, Inc.
4.125%, 02/15/2011		1,074,000	1,079,306
6.200%, 04/15/2038		400,000	364,880
Walt Disney Company
4.700%, 12/01/2012		500,000	497,545
Well Fargo Capital X
5.950%, 12/15/2036		200,000	164,867
Wells Fargo Company
4.875%, 01/12/2011		800,000	797,486
5.625%, 12/11/2017		500,000	459,522
XTO Energy, Inc.
4.625%, 06/15/2013		400,000	375,237
TOTAL CORPORATE BONDS (Cost $39,530,013)			37,668,275

MORTGAGE BACKED SECURITIES - 44.12%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (a)		500,000	450,545
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031		902,804	907,655
Bank of America Mortgage Securities
5.250%, 10/25/2020		600,888	581,013
Chase Funding Mortgage Loan
4.515%, 02/25/2014		290,896	276,598
Chase Mortgage Finance Corporation
5.500%, 11/25/2035		500,000	499,139
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020		465,406	446,280
6.000%, 11/25/2036		400,000	325,794
Countrywide Alternative Loan Trust
6.000%, 05/25/2033		508,486	436,016
5.500%, 05/25/2036		500,000	353,421
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032		700,000	675,832
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036		171,923	163,635
Deutsche Mortgage Securities, Inc.
5.093%, 06/26/2035 (Acquired 09/22/2005, Cost $257,387) (a)(b)		257,509	255,210
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009		33,462	33,987
7.000%, 03/01/2012		64,979	67,976
4.500%, 05/01/2013		367,213	367,098
5.125%, 12/15/2013		252,059	256,405
5.500%, 10/01/2014		64,071	64,996
5.000%, 03/01/2015		223,759	225,576
6.500%, 03/01/2015		140,811	145,892
5.000%, 12/15/2017		750,000	738,784
5.000%, 11/15/2018		600,000	590,854
5.750%, 12/15/2018		358,597	366,921
5.000%, 10/01/2020		367,178	365,450
5.500%, 03/01/2022		2,259,270	2,280,118
5.000%, 03/01/2023		960,775	953,252
4.500%, 11/15/2023		1,000,000	936,713
5.500%, 10/15/2025		500,000	479,682
7.150%, 09/25/2028 (b)		304,851	303,792
6.500%, 10/01/2029		167,557	173,569
5.000%, 10/15/2031		400,000	394,102
5.000%, 06/01/2034		322,489	314,842
5.323%, 02/01/2037 (b)		724,607	736,581
6.000%, 05/01/2037		1,852,732	1,877,277
6.000%, 08/01/2037		1,751,606	1,774,812
6.000%, 01/01/2038		1,782,807	1,806,426
Federal National Mortgage Association
5.000%, 03/01/2010		83,497	84,410
4.750%, 02/21/2013		300,000	310,413
5.000%, 03/01/2013		103,912	104,633
4.500%, 04/01/2013		120,153	119,982
5.000%, 04/01/2013		89,979	90,611
5.000%, 05/01/2013		169,369	170,559
5.500%, 06/01/2013		80,216	81,407
3.500%, 09/01/2013		359,339	350,908
4.500%, 09/01/2013		153,243	152,950
5.500%, 10/01/2013		193,897	197,039
5.000%, 02/01/2014		504,361	508,094
4.000%, 05/01/2015		706,763	693,751
6.000%, 06/25/2016		332,832	337,929
4.500%, 06/25/2018		1,250,000	1,208,357
4.500%, 01/01/2019		679,238	669,249
6.500%, 05/01/2019		79,916	82,239
4.485%, 01/01/2020 (b)		202,990	203,777
4.500%, 04/01/2020		619,565	606,581
5.500%, 04/25/2023		500,000	473,756
5.000%, 05/01/2023		2,724,979	2,708,399
5.500%, 09/01/2025		435,973	437,208
5.500%, 02/01/2033		246,981	247,177
5.500%, 07/01/2033		811,315	811,453
5.290%, 11/25/2033		1,000,000	1,018,446
4.124%, 05/01/2034 (b)		154,756	154,395
5.500%, 07/01/2035		1,047,062	1,045,604
5.500%, 12/01/2035		409,640	409,070
5.000%, 06/01/2038		1,991,763	1,942,044
5.000%, 07/01/2038		1,997,568	1,947,704
5.500%, 07/01/2038		1,989,241	1,985,228
5.000%, 10/24/2038		2,000,000	1,944,375
6.500%, 02/25/2044		269,002	276,344
6.500%, 05/25/2044		313,538	331,926
First Nationwide Trust
6.750%, 10/21/2031		16,333	16,185
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033		500,000	502,015
4.706%, 05/10/2043		950,465	931,724
Government National Mortgage Association
4.500%, 05/20/2014		227,476	229,066
4.140%, 03/16/2018		466,327	464,002
4.116%, 03/16/2019		486,310	483,834
4.031%, 01/16/2021		997,539	990,722
6.500%, 04/15/2026		92,977	95,820
8.000%, 07/15/2026		46,658	51,216
4.130%, 02/16/2027		498,634	496,263
3.727%, 03/16/2027		831,895	822,800
6.500%, 07/15/2029		48,688	50,146
7.500%, 11/15/2029		64,041	69,060
6.000%, 06/15/2031		528,375	538,304
6.000%, 02/15/2032		74,497	75,874
5.000%, 01/15/2033		1,050,350	1,032,757
3.998%, 10/16/2033		1,354,590	1,344,696
4.920%, 05/16/2034		600,000	592,567
6.000%, 10/15/2036		750,045	761,812
5.000%, 01/15/2038		2,890,618	2,838,586
5.500%, 01/15/2038		2,904,203	2,911,584
6.000%, 01/15/2038		1,765,616	1,794,381
Heller Financial Commercial Mortgage
7.750%, 01/15/2034		311,015	314,514
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034		300,000	284,142
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020		68,700	68,682
4.799%, 12/15/2029		1,000,000	908,739
Master Adjustable Rate Mortgages Trust
4.396%, 04/21/2034 (b)		267,750	239,856
Master Alternative Loan Trust
5.000%, 06/25/2015		248,067	242,253
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030		158,485	158,066
Mortgage IT Trust
4.250%, 02/25/2035 (b)		534,503	502,189
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $91,323) (a)		86,508	75,722
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $334,327) (a)		319,752	298,007
Residential Asset Securitization Trust
4.750%, 02/25/2019		335,139	299,217
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,961) (a)		1,000,000	971,130
Small Business Administration Participation Certificates
3.530%, 05/01/2013		230,749	225,600
5.080%, 11/01/2022		354,333	351,112
4.640%, 05/01/2023		464,353	449,203
5.570%, 03/01/2026		331,543	333,581
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)		92,255	75,875
Vendee Mortgage Trust
5.750%, 11/15/2032		200,000	190,035
Wachovia Bank Commercial Mortgage Trust
5.232%, 07/15/2041 (b)		250,000	232,117
5.509%, 04/15/2047		500,000	415,957
Washington Mutual
6.463%, 01/25/2033 (b)		53,264	51,238
4.834%, 10/25/2035 (b)		310,990	289,282
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018		383,997	385,254
4.460%, 10/25/2033 (b)		663,363	633,515
5.594%, 07/25/2036 (b)		998,745	842,356
TOTAL MORTGAGE BACKED SECURITIES (Cost $69,054,150)			68,263,317

MUNICIPAL BONDS - 2.66%
Georgia State Unlimited General Obligation
5.000%, 07/01/2019		1,000,000	1,032,850
Illinois State Unlimited General Obligation
5.375%, 04/01/2016		1,000,000	1,078,210
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015		500,000	476,220
Maryland State Unlimited General Obligation
5.000%, 08/01/2018		615,000	638,167
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026		1,000,000	893,480
TOTAL MUNICIPAL BONDS (Cost $4,307,994)			4,118,927

U.S. GOVERNMENT AGENCY ISSUES - 4.02% (c)
Federl Farm Credit Bank
6.690%, 09/08/2010		500,000	531,281
Federal Home Loan Bank
3.375%, 08/13/2010		2,000,000	2,001,910
4.840%, 01/25/2012		523,282	528,285
4.720%, 09/20/2012		365,064	365,129
4.250%, 07/09/2013 (b)		250,000	250,760
5.250%, 06/18/2014		1,000,000	1,041,444
4.000%, 12/30/2015 (b)		306,667	302,952
4.250%, 06/26/2018 (b)		200,000	197,604
4.000%, 07/09/2018 (b)		200,000	197,394
New Valley Generation IV
4.687%, 01/15/2022		298,782	294,608
Overseas Private Investment Company
3.420%, 01/15/2015		230,344	237,077
5.685%, 05/15/2012		250,000	264,757
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,049,321)			6,213,201

U.S. TREASURY OBLIGATIONS - 8.42%
U.S. Treasury Bonds - 6.27%
1.750%, 01/15/2028		1,049,970	915,574
5.375%, 02/15/2031		1,650,000	1,874,941
4.500%, 02/15/2036		2,500,000	2,566,015
5.000%, 05/15/2037		3,000,000	3,337,266
4.375%, 02/15/2038		1,000,000	1,012,734
			9,706,530
U.S. Treasury Inflation Index Notes - 1.49%
3.000%, 07/15/2012		1,468,056	1,528,040
1.875%, 07/15/2013		359,292	358,225
2.000%, 01/15/2014		416,658	415,811
			2,302,076
U.S. Treasury Notes - 0.66%
2.875%, 06/30/2010		1,000,000	1,016,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,526,787)			13,025,090

SHORT TERM INVESTMENTS - 13.26%
Commercial Paper - 0.65%
General Electric Capital Corp.		1,000,000	999,467
Money Market Funds - 12.61%
Federated Prime Obligations Fund		4,840,046	4,840,046
Janus Money Market Fund		7,560,349	7,560,349
Phoenix Insight Money Market Fund		7,112,993	7,112,993
			19,513,388
TOTAL SHORT TERM INVESTMENTS (Cost $20,512,854)			20,512,855

Total Investments (Cost $159,898,595) - 101.58% (e)(f)			157,152,784
Liabilities in Excess of Other Assets - (1.58)%			(2,437,698)
TOTAL NET ASSETS - 100.00%			$154,715,086

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2008 these securities represented 3.45% of total net assets.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d) Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at September, 2008 was as follows*:

Cost of investments	$ 159,898,595
Gross unrealized appreciation	1,401,176
Gross unrealized depreciation	(4,172,758)
Net unrealized appreciation	$ (2,771,582)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 34,593,569
Level 2 - Other significant observable inputs	122,559,215
Level 3 - Significant unobservable inputs	—
Total	$ 157,152,784

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)                  /s/ Philip T. Nelson
Philip T. Nelson, President

Date           11/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Philip T. Nelson
Philip T. Nelson, President

Date           11/14/2008

By (Signature and Title)*               /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date           11/14/2008

* Print the name and title of each signing officer under his or her signature.